Obligations Under Guarantees and Other Off-balance Sheet Instruments (Contractual or Notional Amounts of Guarantees) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2024	Mar. 31, 2024
Guarantor Obligations [Line Items]
Contractual or notional amount	¥ 83,409	¥ 81,144
Standby letters of credit and financial guarantees
Guarantor Obligations [Line Items]
Contractual or notional amount	5,259	5,320
Performance guarantees
Guarantor Obligations [Line Items]
Contractual or notional amount	4,606	4,788
Derivative Instruments
Guarantor Obligations [Line Items]
Contractual or notional amount	54,154	51,058
Liabilities of trust accounts
Guarantor Obligations [Line Items]
Contractual or notional amount	19,365	19,938
Other
Guarantor Obligations [Line Items]
Contractual or notional amount	¥ 25	¥ 40